10-K Intangible assets, net and Goodwill - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Balance at the beginning of period	$ 635,117	$ 628,884	$ 626,628
Acquisitions		1,328	6,137
Measurement period adjustment		(3,984)	63
Effect of exchange rate differences	(1,593)	8,889	(3,944)
Balance at the end of period	633,524	635,117	628,884
Domestic
Goodwill [Roll Forward]
Balance at the beginning of period	551,181	551,181	551,181
Acquisitions		0	0
Measurement period adjustment		0	0
Effect of exchange rate differences	0	0	0
Balance at the end of period	551,181	551,181	551,181
International
Goodwill [Roll Forward]
Balance at the beginning of period	83,936	77,703	75,447
Acquisitions		1,328	6,137
Measurement period adjustment		(3,984)	63
Effect of exchange rate differences	(1,593)	8,889	(3,944)
Balance at the end of period	$ 82,343	$ 83,936	$ 77,703